Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Fixed Income Securities Funds
Entity Central Index Key	0000106444
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000007089
Shareholder Report [Line Items]
Fund Name	Short-Term Treasury Fund
Class Name	Investor Shares
Trading Symbol	VFISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
AssetsNet	$ 5,850,000,000
Holdings Count | Holding	206
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$5,850
Number of Portfolio Holdings	206
Portfolio Turnover Rate	139%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	1.5%
Asset-Backed/Commercial Mortgage-Backed Securities	1.0%
Conventional Mortgage-Backed Securities	11.5%
U.S. Government Securities	81.7%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.0%)
Other Assets and Liabilities—NetFootnote Reference	6.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007090
Shareholder Report [Line Items]
Fund Name	Short-Term Treasury Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[2]
AssetsNet	$ 5,850,000,000
Holdings Count | Holding	206
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$5,850
Number of Portfolio Holdings	206
Portfolio Turnover Rate	139%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	1.5%
Asset-Backed/Commercial Mortgage-Backed Securities	1.0%
Conventional Mortgage-Backed Securities	11.5%
U.S. Government Securities	81.7%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.0%)
Other Assets and Liabilities—NetFootnote Reference	6.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007092
Shareholder Report [Line Items]
Fund Name	High-Yield Corporate Fund
Class Name	Investor Shares
Trading Symbol	VWEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[3]
AssetsNet	$ 24,995,000,000
Holdings Count | Holding	1,004
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$24,995
Number of Portfolio Holdings	1,004
Portfolio Turnover Rate	24%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	13.1%
Consumer Discretionary	15.3%
Consumer Staples	3.7%
Energy	10.4%
Financials	9.7%
Health Care	7.4%
Industrials	7.5%
Materials	9.9%
Real Estate	1.9%
Technology	6.3%
Utilities	1.8%
Other	9.4%
Other Assets and Liabilities—NetFootnote Reference	3.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007093
Shareholder Report [Line Items]
Fund Name	High-Yield Corporate Fund
Class Name	Admiral™ Shares
Trading Symbol	VWEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[4]
AssetsNet	$ 24,995,000,000
Holdings Count | Holding	1,004
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$24,995
Number of Portfolio Holdings	1,004
Portfolio Turnover Rate	24%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	13.1%
Consumer Discretionary	15.3%
Consumer Staples	3.7%
Energy	10.4%
Financials	9.7%
Health Care	7.4%
Industrials	7.5%
Materials	9.9%
Real Estate	1.9%
Technology	6.3%
Utilities	1.8%
Other	9.4%
Other Assets and Liabilities—NetFootnote Reference	3.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007097
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Investment-Grade Fund
Class Name	Investor Shares
Trading Symbol	VFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[5]
AssetsNet	$ 36,637,000,000
Holdings Count | Holding	1,740
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$36,637
Number of Portfolio Holdings	1,740
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	5.5%
Consumer Discretionary	3.5%
Consumer Staples	4.8%
Energy	6.9%
Financials	31.2%
Health Care	7.7%
Industrials	4.8%
Materials	2.6%
Real Estate	4.2%
Technology	5.4%
Utilities	8.6%
Other	13.3%
Other Assets and Liabilities—NetFootnote Reference	1.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007098
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Investment-Grade Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[6]
AssetsNet	$ 36,637,000,000
Holdings Count | Holding	1,740
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$36,637
Number of Portfolio Holdings	1,740
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	5.5%
Consumer Discretionary	3.5%
Consumer Staples	4.8%
Energy	6.9%
Financials	31.2%
Health Care	7.7%
Industrials	4.8%
Materials	2.6%
Real Estate	4.2%
Technology	5.4%
Utilities	8.6%
Other	13.3%
Other Assets and Liabilities—NetFootnote Reference	1.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007099
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Treasury Fund
Class Name	Investor Shares
Trading Symbol	VFITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[7]
AssetsNet	$ 7,013,000,000
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$7,013
Number of Portfolio Holdings	159
Portfolio Turnover Rate	67%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	5.6%
Asset-Backed/Commercial Mortgage-Backed Securities	1.0%
Conventional Mortgage-Backed Securities	2.8%
Nonconventional Mortgage-Backed Securities	2.9%
U.S. Government Securities	82.6%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.0%)
Other Assets and Liabilities—NetFootnote Reference	7.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007100
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Treasury Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[8]
AssetsNet	$ 7,013,000,000
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$7,013
Number of Portfolio Holdings	159
Portfolio Turnover Rate	67%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	5.6%
Asset-Backed/Commercial Mortgage-Backed Securities	1.0%
Conventional Mortgage-Backed Securities	2.8%
Nonconventional Mortgage-Backed Securities	2.9%
U.S. Government Securities	82.6%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.0%)
Other Assets and Liabilities—NetFootnote Reference	7.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007101
Shareholder Report [Line Items]
Fund Name	Long-Term Investment-Grade Fund
Class Name	Investor Shares
Trading Symbol	VWESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[9]
AssetsNet	$ 11,240,000,000
Holdings Count | Holding	1,384
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$11,240
Number of Portfolio Holdings	1,384
Portfolio Turnover Rate	30%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	7.0%
Consumer Discretionary	3.5%
Consumer Staples	5.7%
Energy	5.5%
Financials	16.5%
Health Care	12.4%
Industrials	6.5%
Materials	1.2%
Real Estate	0.6%
Technology	7.0%
Utilities	14.6%
Other	16.7%
Other Assets and Liabilities—NetFootnote Reference	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007102
Shareholder Report [Line Items]
Fund Name	Long-Term Investment-Grade Fund
Class Name	Admiral™ Shares
Trading Symbol	VWETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[10]
AssetsNet	$ 11,240,000,000
Holdings Count | Holding	1,384
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$11,240
Number of Portfolio Holdings	1,384
Portfolio Turnover Rate	30%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	7.0%
Consumer Discretionary	3.5%
Consumer Staples	5.7%
Energy	5.5%
Financials	16.5%
Health Care	12.4%
Industrials	6.5%
Materials	1.2%
Real Estate	0.6%
Technology	7.0%
Utilities	14.6%
Other	16.7%
Other Assets and Liabilities—NetFootnote Reference	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007103
Shareholder Report [Line Items]
Fund Name	Long-Term Treasury Fund
Class Name	Investor Shares
Trading Symbol	VUSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[11]
AssetsNet	$ 2,905,000,000
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	154.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$2,905
Number of Portfolio Holdings	156
Portfolio Turnover Rate	154%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	4.6%
Conventional Mortgage-Backed Securities	5.6%
Nonconventional Mortgage-Backed Securities	1.5%
U.S. Government Securities	85.1%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(3.7%)
Other Assets and Liabilities—NetFootnote Reference	6.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007104
Shareholder Report [Line Items]
Fund Name	Long-Term Treasury Fund
Class Name	Admiral™ Shares
Trading Symbol	VUSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[12]
AssetsNet	$ 2,905,000,000
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	154.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$2,905
Number of Portfolio Holdings	156
Portfolio Turnover Rate	154%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	4.6%
Conventional Mortgage-Backed Securities	5.6%
Nonconventional Mortgage-Backed Securities	1.5%
U.S. Government Securities	85.1%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(3.7%)
Other Assets and Liabilities—NetFootnote Reference	6.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007105
Shareholder Report [Line Items]
Fund Name	Short-Term Federal Fund
Class Name	Investor Shares
Trading Symbol	VSGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[13]
AssetsNet	$ 4,368,000,000
Holdings Count | Holding	457
InvestmentCompanyPortfolioTurnover	232.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$4,368
Number of Portfolio Holdings	457
Portfolio Turnover Rate	232%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	22.2%
Asset-Backed/Commercial Mortgage-Backed Securities	7.9%
Conventional Mortgage-Backed Securities	37.1%
Nonconventional Mortgage-Backed Securities	3.2%
U.S. Government Securities	22.7%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(3.6%)
Other Assets and Liabilities—NetFootnote Reference	10.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007106
Shareholder Report [Line Items]
Fund Name	Short-Term Federal Fund
Class Name	Admiral™ Shares
Trading Symbol	VSGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[14]
AssetsNet	$ 4,368,000,000
Holdings Count | Holding	457
InvestmentCompanyPortfolioTurnover	232.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$4,368
Number of Portfolio Holdings	457
Portfolio Turnover Rate	232%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	22.2%
Asset-Backed/Commercial Mortgage-Backed Securities	7.9%
Conventional Mortgage-Backed Securities	37.1%
Nonconventional Mortgage-Backed Securities	3.2%
U.S. Government Securities	22.7%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(3.6%)
Other Assets and Liabilities—NetFootnote Reference	10.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007107
Shareholder Report [Line Items]
Fund Name	Short-Term Investment-Grade Fund
Class Name	Investor Shares
Trading Symbol	VFSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[15]
AssetsNet	$ 52,754,000,000
Holdings Count | Holding	2,152
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$52,754
Number of Portfolio Holdings	2,152
Portfolio Turnover Rate	46%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	4.4%
Consumer Discretionary	4.2%
Consumer Staples	5.3%
Energy	6.6%
Financials	30.0%
Health Care	8.0%
Industrials	5.5%
Materials	1.7%
Real Estate	3.1%
Technology	4.7%
Utilities	5.7%
Other	19.7%
Other Assets and Liabilities—NetFootnote Reference	1.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007108
Shareholder Report [Line Items]
Fund Name	Short-Term Investment-Grade Fund
Class Name	Admiral™ Shares
Trading Symbol	VFSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[16]
AssetsNet	$ 52,754,000,000
Holdings Count | Holding	2,152
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$52,754
Number of Portfolio Holdings	2,152
Portfolio Turnover Rate	46%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	4.4%
Consumer Discretionary	4.2%
Consumer Staples	5.3%
Energy	6.6%
Financials	30.0%
Health Care	8.0%
Industrials	5.5%
Materials	1.7%
Real Estate	3.1%
Technology	4.7%
Utilities	5.7%
Other	19.7%
Other Assets and Liabilities—NetFootnote Reference	1.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007109
Shareholder Report [Line Items]
Fund Name	Short-Term Investment-Grade Fund
Class Name	Institutional Shares
Trading Symbol	VFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[17]
AssetsNet	$ 52,754,000,000
Holdings Count | Holding	2,152
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$52,754
Number of Portfolio Holdings	2,152
Portfolio Turnover Rate	46%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	4.4%
Consumer Discretionary	4.2%
Consumer Staples	5.3%
Energy	6.6%
Financials	30.0%
Health Care	8.0%
Industrials	5.5%
Materials	1.7%
Real Estate	3.1%
Technology	4.7%
Utilities	5.7%
Other	19.7%
Other Assets and Liabilities—NetFootnote Reference	1.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000151976
Shareholder Report [Line Items]
Fund Name	Ultra-Short-Term Bond Fund
Class Name	Investor Shares
Trading Symbol	VUBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[18]
AssetsNet	$ 14,600,000,000
Holdings Count | Holding	872
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$14,600
Number of Portfolio Holdings	872
Portfolio Turnover Rate	45%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	28.2%
Corporate Bonds	61.4%
Sovereign Bonds	2.6%
U.S. Government and Agency Obligations	2.9%
Other Assets and Liabilities—NetFootnote Reference	4.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000151975
Shareholder Report [Line Items]
Fund Name	Ultra-Short-Term Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VUSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[19]
AssetsNet	$ 14,600,000,000
Holdings Count | Holding	872
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$14,600
Number of Portfolio Holdings	872
Portfolio Turnover Rate	45%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	28.2%
Corporate Bonds	61.4%
Sovereign Bonds	2.6%
U.S. Government and Agency Obligations	2.9%
Other Assets and Liabilities—NetFootnote Reference	4.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
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[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.